Investment in PennyMac Mortgage Investment Trust at Fair Value	12 Months Ended
Dec. 31, 2013
Investment in PennyMac Mortgage Investment Trust at Fair Value
Investment in PennyMac Mortgage Investment Trust at Fair Value

Note 13—Investment in PennyMac Mortgage Investment Trust at Fair Value

        Following is a summary of Change in fair value of investment in and dividends received from PennyMac Mortgage Investment Trust:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Dividends	$216	$167	$138
Change in fair value	(175)	650	(115)

	$41	$817	$23

Fair value of PennyMac Mortgage Investment Trust shares at year end	$1,722	$1,897	$1,247